Other Financial Liabilities	12 Months Ended
Dec. 31, 2017
Other Financial Liabilities [Abstract]
Other Financial Liabilities

24.   Other financial liabilities

The detail of Other financial liabilities in the consolidated balance sheets is as follows:

	Millions of euros
	2017	2016	2015

Trade payables	1,559	1,230	1,264
Clearing houses	767	676	708
Tax collection accounts:
Public Institutions	3,212	2,790	2,489
Factoring accounts payable	290	180	194
Unsettled financial transactions	6,375	7,418	5,584
Other financial liabilities	16,225	14,222	10,638
	28,428	26,516	20,877

Note 51 contains a detail of the residual maturity periods of other financial liabilities at each year-end.